CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement of Stockholders' Equity [Abstract]
Cash dividends declared, per share	$ 0.32	$ 0.24	$ 0.24
Purchase of treasury stock, shares	38,631	30,985	1,590